MERRILL LYNCH
EUROFUND



FUND LOGO




Quarterly Report

January 31, 1999



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
EuroFund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper




MERRILL LYNCH EUROFUND


PORTFOLIO INFORMATION


Pie graph depicting Portfolio Information As a Percentage of Stocks at Value As of January 31, 1999

Greece                                      0.6%
Ireland                                     1.6%
Norway                                      1.2%
Finland                                     5.1%
Sweden                                      6.0%
United Kingdom                             15.5%
Germany                                    25.7%
Netherlands                                 9.8%
Switzerland                                 7.6%
Italy                                       7.4%
Emerging Europe*                            1.5%
Spain                                       0.5%
France                                     17.5%

[FN]
*Countries include Hungary, Poland, and Slovakia.


EUROPEAN STOCK MARKET PERFORMANCE

Bar graph depicting European Stock Market Performance in terms of Total Return for the Three-Month Period Ended January 31, 1999 In US dollars*

Norway                                    - 0.9%
Denmark                                   + 3.1%
Switzerland                               + 5.1%
Germany                                   + 5.7%
United Kingdom                            + 6.9%
Netherlands                               + 9.2%
Spain                                     + 9.6%
Italy                                     +13.8%
France                                    +14.3%
Sweden                                    +14.8%
Ireland                                   +18.5%
Finland                                   +40.0%

Source: Financial Times/Standard & Poor's--Actuaries Index.

[FN]
*For the three-month period ended January 31, 1999, total investment return for the Financial Times/Standard & Poor's--Actuaries Europe Index was +9.21%.



Merrill Lynch EuroFund
January 31, 1999


DEAR SHAREHOLDER

During the quarter ended January 31, 1999, the unmanaged Financial Times/Standard & Poor's--Actuaries Europe Index had a total return of +9.21%, while the total return for the unmanaged Morgan Stanley Capital International Europe Index was +9.22%. For the same period, Merrill Lynch EuroFund's Class A, Class B, Class C and Class D Shares had total returns of +11.02%, +10.69%, +10.69% and +10.94%, respectively, outperforming unmanaged indexes of the individual European markets. The Fund's performance also was better than the Lipper European Region Funds Average, which returned +9.27% for the same three-month period. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

The January quarter saw a generally supportive environment for equity markets, with further cuts in interest rates, low inflation and moderate-to-strong economic growth. Merger and acquisition activity accelerated again to very high levels, and investor liquidity remained abundant. The European Monetary Union commenced smoothly, and this led to much increased cross-border investment flows and a general increase in confidence in equity investing. Even the Brazilian crisis failed to unnerve investors for long, and European equity markets emerged once again at or near historic peak levels.

Although equity markets displayed a high level of confidence during the quarter ended January 31, 1999, the economic outlook remains rather uncertain. The US economy has so far defied expectations and performed very strongly in the final quarter of 1998. European economies were not quite so robust, primarily because of a further slowdown in export growth. Economic growth forecasts for Europe were revised down to the 1.5%--2% range for 1999. However, recent survey data might indicate a bottoming out, and further downward revisions may not be necessary. We believe that strong equity markets, the impact of recent and prospective interest rate cuts, high levels of consumer confidence and a tentative economic recovery in Asia should combine to ensure that economic growth in Europe continues at a reasonable pace. If this is the case, the downgrading of corporate earnings estimates should also come to an end.

As European bond yields proceeded to set new lows, the bond/equity relationship continued to offer strong support to equity markets. Equities remain inexpensive relative to bonds, and with bonds unlikely to fall in the short term, the equity risk premium is at a reasonable level, and earnings forecasts are less likely to be further downgraded. Thus, equities may well rise further, especially as the introduction of the euro has unleashed substantial funds for equity investment. On an absolute valuation basis, equities are very highly valued by historical standards, but this is understandable given increasing returns on corporate capital. However, within the markets, a valuation gulf remains between value/ small cap stocks, which are at historically low valuations, and growth/large cap stocks, which are at historically high valuations. While most investors are aware of this phenomenon, it has only been recently that this gap has begun to close. Should relative valuations come more into line with historic norms, performance differentials between the two groups will be very large.

Investment Strategy
During the quarter ended January 31, 1999, the Fund was virtually fully invested because of the positive short-term outlook for European equities. The geographic and sector composition of the Fund was little changed from the previous quarter, and the Fund is currently positioned in those areas of the market that should do particularly well if the "value gap" narrows, as anticipated. At this time, the Fund has limited exposure to expensive pharmaceutical, technology and telecommunication stocks, and major exposure to industrial stocks, such as chemicals, steels and paper. As such, the Fund's exposure to very large cap stocks is fairly limited. Investment in emerging Europe, at around 2% of net assets, remains appropriate, in our opinion.


Merrill Lynch EuroFund
January 31, 1999


The link between a strong US stock market and a robust US economy, and therefore global economy, is becoming increasingly powerful. Therefore, a setback in the US equity market could have much broader consequences. For the moment, the Brazilian situation appears to be contained. However, the risk remains that the whole of Latin America suffers, and that this could have broader repercussions, including a possible devaluation of the Chinese renminbi. While investors seem to be able to partially disregard these problems at present, these uncertainties could lead to more serious declines in global equity markets.

In Conclusion
Despite numerous risks, a number of factors in Europe could produce an environment in which equities could make further progress.
However, we will continue to monitor the global situation very carefully, and are prepared to take swift action to protect shareholders' interests should the need arise.

We thank you for your investment in Merrill Lynch EuroFund, and we look forward to reviewing our outlook and strategy with you in the next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
Executive Vice President



(Adrian C. Holmes)
Adrian C. Holmes
Senior Vice President and Portfolio Manager



March 4, 1999



Merrill Lynch EuroFund
January 31, 1999


PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/98                       +25.01%        +18.44%
Five Years Ended 12/31/98                 +18.11         +16.84
Ten Years Ended 12/31/98                  +15.13         +14.51

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/98                       +23.79%        +19.83%
Five Years Ended 12/31/98                 +16.90         +16.90
Ten Years Ended 12/31/98                  +13.94         +13.94

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 12/31/98                       +23.75%        +22.76%
Inception (10/21/94)
through 12/31/98                          +18.64         +18.64

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/98                       +24.71%        +18.16%
Inception (10/21/94)
through 12/31/98                          +19.59         +18.06

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Merrill Lynch EuroFund
January 31, 1999


PERFORMANCE DATA (concluded)

Recent Performance Results*
                                                                                        Ten Years/
                                                   12 Month            3 Month       Since Inception
                                                 Total Return        Total Return      Total Return
ML EuroFund Class A Shares                          +21.87%             +11.02%           +292.65%
ML EuroFund Class B Shares                          +20.62              +10.69            +254.34
ML EuroFund Class C Shares                          +20.63              +10.69            +103.92
ML EuroFund Class D Shares                          +21.64              +10.94            +111.10

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten year/since inception periods are Class A & Class B Shares, for the ten years ended 1/31/99 and Class C & Class D Shares, from 10/21/94 to 1/31/99.


PORTFOLIO INFORMATION

As of January 31, 1999
                                 Percent of
Ten Largest Equity Holdings      Net Assets

Telecom Italia S.p.A.                4.5%
Societe EuraFrance S.A.              3.0
Koninklijke (Royal) Philips
  Electronics N.V.                   2.5
Thyssen AG                           2.5
Novartis AG (Registered Shares)      2.3
MontEdison S.p.A.                    2.3
Hoechst AG                           2.3
Siemens AG                           2.2
Elf Aquitaine S.A.                   2.1
UBS AG                               2.1


                                 Percent of
Ten Largest Industries           Net Assets

Banking                             13.9%
Chemicals                            8.4
Telecommunications                   6.8
Paper & Forest Products              6.2
Financial Services                   6.1
Insurance                            5.0
Electrical Equipment                 4.8
Diversified Holdings                 3.7
Banking & Financial                  2.7
Mining                               2.5


Equity Portfolio Changes for the
Quarter Ended January 31, 1999


Additions

ASDA Group PLC
Alpha Credit Bank
Compagnie de Saint Gobain
Elektrim Spolka Akcyjna S.A.
Muenchener Rueckver-
  sicherungs-Gesellschaft AG
  (Registered Shares)
Stora Enso Oyj (A Shares)
Stora Enso Oyj (Class R)
Telefonica S.A.
Telefonica S.A. (New)
Total S.A. (Class B)


Deletions

Enso-Gutzeit OY 'R'
  (Ordinary)(Registered)
HSBC Holdings PLC
Moebel Walther AG (Preferred)
Orange PLC
Rio Tinto PLC (Registered)
STMicroelectronics N.V.
Schibsted ASA
Societe Suisse pour la
  Microelectronique et
  l'Horlogerie AG
  (Registered)
Stora Kopparbergs AB
Twentsche Kabel Holding N.V.



Merrill Lynch EuroFund
January 31, 1999


SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
                                Shares                                                                             Percent of
Industries                       Held                 Investments                          Cost          Value     Net Assets

Finland
Metals & Mining                  990,307   Outokumpu Oyj                           $   14,892,711    $    9,215,163     0.5%


Paper & Forest                 2,266,341   Metsa-Serla Oyj (Class B)                   17,992,809        15,688,247     0.9
Products                         511,301   Stora Enso Oyj (A Shares)                    4,534,774         4,386,493     0.2
                               2,591,465   Stora Enso Oyj (Class R)                    22,513,337        23,291,094     1.3
                                 790,706   UPM-Kymmene Oyj                             17,268,069        20,637,743     1.1
                                                                                   --------------    --------------   ------
                                                                                       62,308,989        64,003,577     3.5


Telecommunications                96,486   Nokia Oyj (Class A)                          6,880,779        13,796,031     0.7

                                           Total Investments in Finland                84,082,479        87,014,771     4.7


France

Automobiles &                     64,451   PSA Peugeot Citroen                          7,767,416        10,941,594     0.6
Equipment


Banking                          260,404   Banque Nationale de Paris (BNP)             15,608,495        23,625,741     1.3
                                 179,459   Societe Generale (Class A)                  25,291,960        32,176,712     1.7
                                                                                   --------------    --------------   ------
                                                                                       40,900,455        55,802,453     3.0


Building &                        97,452   Compagnie de Saint Gobain                   13,422,122        13,624,507     0.8
Construction


Communication                    128,510   Alcatel Alsthom Cie Generale d'
Equipment                                  Electricite S.A.                            20,780,983        14,962,481     0.8


Energy                           358,703   Elf Aquitaine S.A.                          46,087,088        38,833,158     2.1


Financial Services               315,905   Compagnie Financiere de Paribas             18,381,026        30,113,075     1.6
                                  91,340   Societe EuraFrance S.A.                     30,860,307        54,935,895     3.0
                                                                                   --------------    --------------   ------
                                                                                       49,241,333        85,048,970     4.6


Insurance                        156,035   Axa                                         11,452,885        22,629,357     1.2


Machinery                        137,845   Compagnie Fives-Lille                        6,613,883        10,073,867     0.6


Metals & Steel                 2,430,525   Usinor S.A.                                 36,578,167        31,029,297     1.7


Oil & Related                    144,103   Total S.A. (Class B)                        14,717,758        14,635,764     0.8


                                           Total Investments in France                247,562,090       297,581,448    16.2


Germany

Auto & Truck                     326,221   DaimlerChrysler AG                          25,148,385        33,946,936     1.9


Automobile                       338,187   Volkswagen AG                               20,179,698        26,518,825     1.4


Banking                          148,248   Commerzbank AG                               5,388,529         4,424,497     0.2
                                 582,028   Deutsche Bank AG                            45,339,557        32,925,196     1.8
                                 176,601   Dresdner Bank AG                            10,238,267         7,214,645     0.4
                                 270,543   HypoVereinsbank AG                          20,646,097        17,561,098     1.0
                                                                                   --------------    --------------   ------
                                                                                       81,612,450        62,125,436     3.4


Merrill Lynch EuroFund
January 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                Shares                                                                             Percent of
Industries                       Held                 Investments                          Cost          Value     Net Assets

Germany (concluded)
Chemicals                        253,318   BASF AG                                 $   10,927,557    $    9,342,621     0.5%
                                 637,529   Bayer AG                                    26,013,399        24,344,695     1.3
                                  77,016   Henkel KGaA                                  3,295,326         5,112,769     0.3
                                 290,660   Henkel KGaA (Preferred)                     13,952,609        19,955,379     1.1
                                 992,432   Hoechst AG                                  38,436,892        42,570,807     2.3
                                                                                   --------------    --------------   ------
                                                                                       92,625,783       101,326,271     5.5


Construction                      33,402   Philipp Holzmann AG                         12,511,136         4,434,837     0.2


Electrical Equipment             556,525   Siemens AG                                  36,844,771        39,503,113     2.2


Engineering                      321,783   Kloeckner-Werke AG                          14,985,368        21,909,561     1.2


Insurance                         38,392   Muenchener Rueckversicherungs-
                                           Gesellschaft AG                              7,388,926         9,271,109     0.5
                                  38,392   Muenchener Rueckversicherungs-
                                           Gesellschaft AG (Registered Shares)          7,419,965         9,366,957     0.5
                                                                                   --------------    --------------   ------
                                                                                       14,808,891        18,638,066     1.0


Machinery &                      217,570   Jungheinrich  AG (Preferred)                 4,412,664         2,691,193     0.1
Equipment                        103,233   Mannesmann AG                                8,649,305        14,573,312     0.8
                                                                                   --------------    --------------   ------
                                                                                       13,061,969        17,264,505     0.9


Medical Equipment                 43,086   Fresenius AG (Preferred)                     8,524,834         7,935,495     0.4


Mining                           268,321   Thyssen AG                                  55,558,465        45,369,110     2.5


Oil--International               428,666   RWE AG                                      21,107,621        20,382,262     1.1


Utilities                        625,206   VEBA AG                                     41,690,089        37,176,949     2.0


                                           Total Investments in Germany               438,659,460       436,531,366    23.7


Greece

Banking                           83,757   Alpha Credit Bank                            8,447,669         9,779,406     0.5


                                           Total Investments in Greece                  8,447,669         9,779,406     0.5


Hungary

Banking                          209,238   OTP Bank Rt. (GDR)(a)                       11,066,477        11,403,471     0.6


Oil & Gas Producers              429,475   Mol Magyar Olaj-es Gazipari Rt. (GDR)(a)    11,571,345        11,907,194     0.7


                                           Total Investments in Hungary                22,637,822        23,310,665     1.3


Ireland

Banking                          665,961   Bank of Ireland                             10,180,373        15,276,308     0.8


Building &                       506,155   CRH PLC                                      5,533,404         8,270,517     0.5
Construction


Food                             693,901   Greencore Group PLC                          3,481,856         2,706,370     0.1


                                           Total Investments in Ireland                19,195,633        26,253,195     1.4


Merrill Lynch EuroFund
January 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                Shares                                                                             Percent of
Industries                       Held                 Investments                          Cost          Value     Net Assets

Italy
Diversified Holdings          42,118,867   MontEdison S.p.A.                       $   33,930,370    $   42,777,859     2.3%


Telecommunications            12,245,239   Telecom Italia S.p.A.                       61,690,951        82,680,588     4.5


                                           Total Investments in Italy                  95,621,321       125,458,447     6.8


Netherlands

Chemicals                        736,470   Akzo Nobel N.V.                             25,151,247        29,418,265     1.6
                                 285,370   European Vinyls Corporation
                                           International N.V.                          10,474,473         2,266,865     0.1
                                                                                   --------------    --------------   ------
                                                                                       35,625,720        31,685,130     1.7


Diversified Holdings             285,466   Internatio-Muller N.V.                       7,753,277         6,074,003     0.3


Electrical Equipment             628,241   Koninklijke (Royal) Philips
                                           Electronics N.V.                            31,253,580        45,627,385     2.5


Financial Services               463,869   ING Groep N.V.                              18,655,960        27,004,245     1.5


Paper & Forest                 2,108,845   Buhrmann N.V.                               44,535,332        34,700,201     1.9
Products


Steel                            174,270   Ispat International N.V.                     4,720,005         1,325,003     0.1
                               1,161,001   Ispat International N.V. (NY
                                           Registered Shares)                          19,453,937         8,780,070     0.4
                                                                                   --------------    --------------   ------
                                                                                       24,173,942        10,105,073     0.5


Telecommunications               156,218   KPN N.V.                                     6,291,962         8,642,214     0.5


Transport Services               117,568   Koninklijke Pakhoed N.V.                     4,561,548         2,688,336     0.1


                                           Total Investments in the Netherlands       172,851,321       166,526,587     9.0


Norway

Computer Software              1,006,619   Merkantildata ASA                            6,172,754        12,157,718     0.7


Oil & Gas Producers              786,098   Saga Petroleum ASA                          10,970,845         7,459,819     0.4


                                           Total Investments in Norway                 17,143,599        19,617,537     1.1


Poland

Electrical Equipment             597,678   Bydgoska Fabryka Kabli S.A.                    893,400           984,736     0.0
                                 122,810   Elektrim Spolka Akcyjna S.A.                 1,003,591         1,538,469     0.1


                                           Total Investments in Poland                  1,896,991         2,523,205     0.1


Merrill Lynch EuroFund
January 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                Shares                                                                             Percent of
Industries                       Held                 Investments                          Cost          Value     Net Assets

Slovakia
Metals & Mining                   58,286   Zavod SNP A.S.                          $      988,115    $       47,845     0.0%


                                           Total Investments in Slovakia                  988,115            47,845     0.0


Spain

Telecommunications               177,462   Telefonica S.A.                              7,807,168         8,105,701     0.5
                                   8,527   Telefonica S.A. (New)                                0           387,058     0.0


                                           Total Investments in Spain                   7,807,168         8,492,759     0.5


Sweden

Appliances                     1,581,170   Electrolux AB                               16,817,344        24,547,919     1.3


Automobiles &                    549,126   Volvo AB (B Shares)                         17,376,361        14,972,064     0.8
Equipment


Engineering                      189,250   Svedala Industri AB                          2,485,262         2,865,290     0.2


Insurance                      1,294,756   Skandia Forsakrings AB                       9,874,016        21,098,054     1.1


Metals & Steel                   924,002   Avesta Sheffield AB                          7,741,629         2,999,468     0.2


Paper & Forest                   510,201   Mo och Domsjo AB (MoDo) (Class B)           12,808,027        13,321,602     0.7
Products                       6,095,550   Rottneros AB                                 8,904,861         2,463,623     0.1
                                                                                   --------------    --------------   ------
                                                                                       21,712,888        15,785,225     0.8


Pharmaceutical--                 904,293   Astra AB (A Shares)                         13,878,125        19,550,588     1.1
Prescription


                                           Total Investments in Sweden                 89,885,625       101,818,608     5.5


Switzerland

Banking                           27,803   Banque Cantonale de Geneve (BCG)             9,263,273         5,484,213     0.3
                                 158,788   Credit Suisse Group (Registered Shares)     26,978,066        25,280,795     1.4
                                                                                   --------------    --------------   ------
                                                                                       36,241,339        30,765,008     1.7


Banking & Financial              119,228   UBS AG                                      30,502,877        38,552,766     2.1


Drugs                             23,082   Novartis AG (Registered Shares)             34,936,394        43,188,300     2.3


Food & Beverage                    8,678   Nestle S.A. (Registered Shares)             15,770,601        15,864,325     0.9


                                           Total Investments in Switzerland           117,451,211       128,370,399     7.0


Merrill Lynch EuroFund
January 31, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                Shares                                                                             Percent of
Industries                       Held                 Investments                          Cost          Value     Net Assets

United Kingdom
Automobiles &                  2,092,641   LucasVarity PLC                         $    6,606,415    $    9,965,952     0.5%
Equipment


Banking                        1,644,018   Barclays PLC                                35,767,910        36,717,366     2.0
                               1,870,200   National Westminster Bank PLC
                                           (Ordinary)                                  33,878,073        34,275,066     1.9
                                                                                   --------------    --------------   ------
                                                                                       69,645,983        70,992,432     3.9


Beverages                      2,036,419   Allied Domecq PLC (Ordinary)                15,293,731        15,684,332     0.8
                                 925,199   Bass PLC                                    13,596,207        12,458,765     0.7
                                                                                   --------------    --------------   ------
                                                                                       28,889,938        28,143,097     1.5


Building &                       891,827   Jarvis PLC                                  10,634,239         8,860,578     0.5
Construction


Chemicals                      2,534,523   Imperial Chemical Industries PLC            22,001,151        22,600,712     1.2


Computer/                        398,875   Misys PLC                                    1,566,749         4,187,295     0.2
Commercial/Office


Diversified Holdings          10,877,952   BTR PLC                                     42,850,167        19,426,853     1.1


Food                           1,825,174   Safeway PLC                                 10,383,035         8,167,645     0.4


Insurance                      1,061,319   Allied Zurich AG                            14,508,501        16,339,669     0.9
                               2,088,705   Guardian Royal Exchange PLC                  8,977,732        12,605,512     0.7
                               2,396,773   Royal & Sun Alliance Insurance Group PLC    23,899,312        18,184,230     1.0
                                                                                   --------------    --------------   ------
                                                                                       47,385,545        47,129,411     2.6


Metals                         1,000,326   Johnson Matthey PLC                          9,572,778         6,899,489     0.4


Oil & Related                    649,357   Expro International Group PLC                5,177,253         2,132,748     0.1


Retail Trade                   5,199,339   ASDA Group PLC                              12,997,767        14,024,247     0.8


Steel                          4,364,523   British Steel PLC                            9,051,465         9,586,424     0.5


Telecommunications               797,631   Cable & Wireless Communications PLC          6,266,983        11,520,303     0.6


                                           Total Investments in the United Kingdom    283,029,468       263,637,186    14.3

                                Face
                               Amount               Short-Term Securities
Repurchase                US$ 42,703,000   Warburg Dillion Read, LLC, purchased
Agreements*                                on 1/29/1999 to yield 4.60% to
                                           2/01/1999                                   42,703,000        42,703,000     2.3

                                           Total Investments in Short-Term
                                           Securities                                  42,703,000        42,703,000     2.3

                                           Total Investments                        1,649,962,972     1,739,666,424    94.4


Merrill Lynch EuroFund
January 31, 1999


SCHEDULE OF INVESTMENTS (concluded)                                                                           (in US dollars)
                            Nominal Value
                              Covered by                                              Premiums                      Percent of
                           Options Written              Issue                         Received           Value      Net Assets
Call Options Written             103,233   Mannesmann, expiring April 1999
                                           at US$ 132.06                           $     (841,797)   $     (873,314)    0.0%


                                           Total Options Written                         (841,797)         (873,314)    0.0


Total Investments, Net of Options Written                                          $1,649,121,175     1,738,793,110    94.4
                                                                                   ==============
Variation Margin**                                                                                        1,308,058     0.1

Foreign Time Deposits***                                                                                128,572,736     7.0

Liabilities in Excess of Other Assets                                                                   (26,722,040)   (1.5)
                                                                                                     --------------   ------
Net Assets                                                                                           $1,841,951,864   100.0%
                                                                                                     ==============   ======


Net Asset                      Class A--Based on net assets of $618,783,413
Value:                                  and 39,850,943 shares outstanding                            $        15.53
                                                                                                     ==============
                               Class B--Based on net assets of $830,068,481 and
                                        60,364,147 shares outstanding                                $        13.75
                                                                                                     ==============
                               Class C--Based on net assets of $57,331,510 and
                                        4,231,421 shares outstanding                                 $        13.55
                                                                                                     ==============
                               Class D--Based on net assets of $335,768,460 and
                                        21,795,471 shares outstanding                                $        15.41
                                                                                                     ==============

(a)Global Depositary Receipts (GDR).
  *Repurchase Agreements are fully collateralized by US Government &
   Agency Obligations.
 **Financial futures contracts purchased as of January 31, 1999 were as follows:


   Number of                             Expiration
   Contracts     Issue       Exchange       Date             Value

      265      DAX Index       DTB       March 1999       $ 39,075,065

   Total Financial Futures Contracts Purchased
   (Total Contract Price--$38,340,315)                    $ 39,075,065
                                                          ============

***Time deposit bears interest at 3.062% and matures on 2/01/1999.



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
Roland M. Machold, Trustee
Edward H. Meyer, Trustee
Charles C. Reilly, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Terry K. Glenn, Executive Vice President
Adrian C. Holmes, Senior Vice President
  and Portfolio Manager
Alan J. Albert, Vice President
Donald C. Burke, Vice President and Treasurer
Philip M. Mandel, Secretary


Gerald M. Richard, Treasurer and Norman R. Harvey, Senior Vice President of Merrill Lynch EuroFund have recently retired. Their colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard and Mr. Harvey well in their retirements.


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863